Other Financial Assets Measured At Amortized Cost	12 Months Ended
Dec. 31, 2021
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Other Financial Assets Measured At Amortized Cost
30	OTHER FINANCIAL ASSETS MEASURED AT AMORTIZED COST
Other financial assets measured at amortized cost primarily include short-term loans granted to China Tower through China Mobile Finance of principal and interest RMB2,502 million (as of December 31, 2020: RMB2,502 million), as well as other short-term loans and debt instrument investments to banks, other financial institutions and other third parties of principal and interest RMB31,641 million (as of December 31, 2020: RMB34,335 million). The interest rates of short-term loans are mutually agreed among the parties with reference to the market interest rates.